Property and Equipment, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses		$ 172,394	$ 241,842	$ 312,898
Purchase price of property	$ 1,397,317
Sale of third party property		1,323,308	1,323,308
Disposed buildings and office equipment		1,433,889
Loss from the disposal of buildings and office equipment		(1,688,078)	$ 96,921
Office Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Loss from the disposal of buildings and office equipment		$ 1,402,255